SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenues by Geographical Areas

	Year ended December 31,
	2014	2015	2016

North America (*)	$72,243	$102,603	$147,209
Europe	38,376	55,311	77,465
Latin America	14,666	19,134	25,904
Asia and others	16,556	26,470	39,524

	$141,841	$203,518	$290,103

(*) Include revenue from USA in amount of 64,673, 91,661 and 131,796 for 2014, 2015 and 2016 respectively.

Schedule of Long-lived Assets by Geographical Areas
	December 31,
	2015	2016

Israel	6,952	7,090
Europe	150	248
North America	1,632	1,412

	$8,734	$8,750